INCOME TAXES - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
INCOME TAXES
Tax provision	$ 0	$ 0
Unrecognized tax benefits	0		$ 0
Unrecognized tax benefits, interest and penalties recognized	$ 0	$ 0